Investment Strategy - Innovator U.S. Small Cap Managed 10 Buffer ETF	Feb. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities of U.S. small capitalization companies. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the small-capitalization U.S. equity markets while seeking to limit any losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive United States 2000 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Small Capitalization Companies Exposure:    The Fund invests its net assets in equity securities of certain U.S. small capitalization companies included in the Equity Portfolio Index subject to the limitations on upside exposure further described below. See “Equity Portfolio” below for additional information.

•   Investment 10% Buffers:    The Fund seeks to provide a series of “buffers” that each seek to protect the Fund against 10% of the Russell 2000 Price Return Index (the “U.S. Small Cap Index”) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees, which will have the effect of reducing the buffer amount experienced by Fund shareholders. The implementation of the buffers is not guaranteed. The time an investor purchases Shares or sells Shares impacts the extent to which such investor benefits from a specific buffer. Any differences between the return of the Equity Portfolio Index versus that of the U.S. Small Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after buffers. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the buffers. The Fund ladders the investment buffers by purchasing and selling put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., one-week to two-weeks) call option contracts that expire approximately every seven calendar days, the proceeds of which are used towards funding the Fund’s purchased put option contracts. The Fund’s option strategy will cause the Fund to forego a portion of the upside returns of the Equity Portfolio to the extent the reference asset for the sold call option contract increases in value beyond the strike price of such option contract. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Equity Portfolio

The Fund will, under normal market circumstances, invest its net assets in common stock of certain of the companies that comprise the Equity Portfolio Index. Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the Equity Portfolio Index and the Fund’s position in an individual constituent of the Equity Portfolio Index may be overweight or underweight as compared to the Equity Portfolio Index.

The Equity Portfolio Index is a free float capitalization-weighted index of equity securities issued by the largest 1001 to 3000 companies from the United States stock market. The Equity Portfolio Index is calculated as a price return index in USD and reconstituted quarterly. As of the date of this prospectus, the Equity Portfolio Index was comprised of securities of issuers with a market capitalization range of approximately $24.8 million to $9.5 billion. Additionally, as of the date of this prospectus, the Equity Portfolio Index, and therefore the Fund, has significant exposure to the information technology sector. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”. Notwithstanding the Fund’s investments in the components of the Equity Portfolio Index, the potential upside returns of the Equity Portfolio Index that the Fund may experience is limited through the sold call options that are part of the Options Portfolio, as detailed further below.

The Sub-Adviser intends to limit the portfolio overlap between investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference asset (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a periodic basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to protect against a portion of losses in the Equity Portfolio by implementing a series of buffers against the first 10% of losses by purchasing and selling put option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct packages of one-year purchased and sold put option contracts, with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately one or two weeks) sold call option contracts with expiration dates of approximately 7 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date. The Fund will use exchange-traded sold call option contracts and will use FLexible EXchange® option contracts (“FLEX Options”) for its put option contracts. FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts.

The Sub-Adviser will seek to construct the Options Portfolio with investment exposure that matches the Equity Portfolio, however minor differences may exist between the Equity Portfolio Index and the reference asset utilized for the Fund’s option contracts. In this regard, the Sub-Adviser will construct each Options Portfolio to be comprised of put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of the U.S. Small Cap Index including option contracts on the U.S. Small Cap Index and on ETFs that seek to replicate the performance of the U.S. Small Cap Index, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 100% of the then-current value of the U.S. Small Cap Index (i.e., “at-the-money”) and sold put option contracts with a strike price of approximately 90% of the then-current value of the U.S. Small Cap Index (i.e., “out-of-the-money”). The put option contracts will have an expiration date of approximately one-year. Put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The combination of the purchased and sold put option contracts are designed to produce a 10% “buffer” that protects against the first 10% of losses of the U.S. Small Cap Index, however such protection is not guaranteed. The Fund seeks to use returns derived from collecting premiums from the sold put option contracts to pay the costs of the purchased put option contracts and to make investments in the Equity Portfolio; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately one or two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 80% to 90% of the annual returns of the U.S. Small Cap Index as a result of the implementation of the Fund’s purchased and sold option contracts, which is not guaranteed.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Small Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after buffers, which are not guaranteed. In such a scenario, the Fund may experience losses that exceed the sought-after buffer amount. Additionally, the sought-after buffers are provided based on the Fund’s NAV on the day the respective put option contract is entered into for the respective buffers, however, Shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after buffers such investor experiences. The Fund’s annual management fee will have the effect of lowering a given buffer experienced by shareholders.

Please note that each 10% buffer will be fully in effect only at the expiration of the respective put option contracts, and to the extent an investor purchases or sells Shares after the put option contracts are entered into or before they expire, such investor may not receive the full sought-after protection provided by the buffer. Considering the aggregate options overlay comprised of laddered put option contracts utilized to implement the 10% buffers in combination with the sold short-dated call option contracts, the Fund targets an annual drawdown protection level between 10% and 14%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Small Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Small Cap Index underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Small Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Small Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Small Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the buffer on the Fund’s NAV. Therefore, while changes in the price of the U.S. Small Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Small Cap Index.

Equity Portfolio Buffers

The Fund’s purchased and sold put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against the first 10% of losses experienced by the Equity Portfolio, however such protection is not guaranteed. The Options Portfolio is structured to seek to provide the Fund with 10% “buffers” (i.e., protection against the first 10% of losses) that are implemented on a quarterly basis against

Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% buffers will not change during the period and are provided at the expiration of the specific put option contracts. The put option contacts utilized by the Fund will utilize strike prices that are at-the-money and out-of-the-money of the then-current value of the U.S. Small Cap Index.

The buffers are designed to protect against the first 10% of losses upon the expiration of the respective put option contracts, however such protection is not guaranteed and accordingly, an investor could lose some or all of its investment. It should not be expected that a given buffer will be provided at any day prior to the expiration of the put option, and the Fund may therefore experience a degree of losses prior to such date. Further, any appreciation of the value of the reference asset for the put option contract since the execution of a given contract (and corresponding decrease in the value of the Fund) will not be protected by the buffers, and an investor can experience losses to the extent of such appreciation. If losses exceed a particular buffer, the Fund will experience all subsequent losses on a one-to-one basis. While the Fund attempts to minimize these effects, there is no guarantee it will be successful in doing so. The sought-after buffers are not guaranteed and are provided prior to taking into account the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, which will have the effect of lowering the buffers experienced by investors and adversely impact Fund performance. The Fund may not be successful in protecting against losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific buffer provided by the Fund’s put option contracts. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contracts, such investor may not fully benefit from the sought-after downside protection of a given buffer.

The Fund finances the implementation of the quarterly buffers, in part, through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Small Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Small Cap Index. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Small Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased and sold by the Fund are designed to provide a 10% buffer at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment buffers that are expected to be greater or less than the sought-after 10% quarterly buffer due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the

Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Small Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Small Cap Index are likely to have a different impact on the values of each of the put option contracts. While the Fund will seek to purchase and sell put option contracts at strike prices that create a 10% buffer at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration. The Fund’s annual management fee will have the effect of lowering the buffers the Fund seeks to provide.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased and sold put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset buffer opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered put option contracts and sold call option contracts, the Fund expects that it will experience approximately 65% to 75% of the annualized volatility experienced by the U.S. Small Cap Index, which is not guaranteed.

The Fund’s purchased and sold put option contracts will be separated into four tranches with approximately one-year expirations, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into new put option contracts with one-year expiration dates that are staggered approximately every three months. Every three months one set of put option contracts expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% buffer. This process repeats every three months, with the Fund participating in a rolling set of buffer opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Fund will sell call option contracts with approximately one to two-week expirations into tranches with such expirations being staggered approximately every seven calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Small Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after buffers and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contracts each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contracts, to pay for the costs of the implementation of the 10% buffer.

The impact of the Fund’s laddered investment approach is that there will be four “buffers” with one expiring every three months. These buffers will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Small Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each put option contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities of U.S. small capitalization companies.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).